EMPLOYEE OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	The summary activity for the six-months ended June 30, 2015 under the Company’s 2009 Long-Term Incentive Plan is as follows:

	June 30, 2015
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at beginning of period	196,300	$4.50	$981,500
Granted	8,600	$18.50	$–
Exercised	–	$0.00	$–
Forfeited/ Cancelled	–	$0.00	$–

Outstanding at period end	204,900	$6.00	$981,500	6.58

Options vested and exercisable at period end	164,250	$4.50	$793,108	6.27

Weighted average grant-date fair value of options granted during the period		$13.00
The summary activity under the Company’s 2009 Long Term Incentive Plan is as follows:

	December 31, 2014				December 31, 2013
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life

Outstanding at beginning of period	167,500	$4.50			176,300	$4.50
Granted	49,500	$6.50			9,000	$5.00
Exercised	–	$0.00			─	$0.00
Forfeited/ Cancelled	(20,700)	$3.50			(17,800)	$4.00

Outstanding at period end	196,300	$5.50	$3,268,799	1.50	167,500	$4.50	$83,750	1.50

Options vested and exercisable at period end	150,466	$4.50	$2,708,396	─	121,150	$4.50	$60,575	─

Weighted average grant-date fair value of options granted during the period	$13.50				$5.00

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]	The following table summarizes significant ranges of outstanding and exercisable options as of June 30, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $ 4.00	50,000	5.34	$4.00	48,750	$4.00
$4.50 – $ 21.00	154,900	6.30	$6.00	115,500	$5.00
	204,900			164,250
The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $ 4.00	50,000	5.84	$4.00	46,250	$4.00
$4.50 – $19.50	146,300	6.68	$4.50	104,216	$5.00
	196,300			150,466

Schedule of Nonvested Share Activity [Table Text Block]	A summary of the status of the Company’s non-vested option shares as of June 30, 2015 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2015	45,834	$10.00
Granted	8,600	$13.00
Forfeited	-	$0.00
Vested	(13,783)	$(6.50)
Non-vested	40,650	$11.50
A summary of the status of the Company’s non-vested shares as of December 31, 2014 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2014	46,350	$4.50
Granted	49,500	$13.50
Forfeited	(20,700)	$3.50
Vested	(29,318)	$6.50
Non-vested	45,834	$10.00

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The Company estimated the fair value of the stock options based on the following weighted average assumptions:

Risk-free interest rate	2.07%	-	3.00%
Expected life	10 years
Expected volatility	120%	-	123%
Dividend yield	0.0%
Risk-free interest rate	1.73%	-	2.53%
Expected life	10 years
Expected volatility	126%	-	131%
Dividend yield	0.0%